VALUE ADDED TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2023
VALUE ADDED TAXES RECOVERABLE
Schedule of value added taxes

	December 31,	December 31,
	2023	2022
Current portion	$15,571	$8,659
Long term portion	826	5,229
	$16,397	$13,888